Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 28,492,000	₩ 25,997,367
Less: Cash and cash equivalents	7,049,800	6,767,898
Net borrowings	21,442,200	19,229,469
Total equity	₩ 62,392,712	₩ 61,442,768	₩ 59,598,600	₩ 58,191,897
Net borrowings-to-equity ratio	34.36%	31.30%